Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	amending for SEC 4.15.25 comments
Registrant Name	Miller Investment Trust
Entity Central Index Key	0001414039
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000056395
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Trading Symbol	MCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.51%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
10/31/14	$9,423	$10,000	$10,000	$10,000
10/31/15	$9,470	$9,963	$10,196	$9,493
10/31/16	$9,950	$10,409	$10,641	$9,784
10/31/17	$10,817	$12,563	$10,737	$10,669
10/31/18	$10,654	$13,072	$10,517	$11,105
10/31/19	$11,227	$14,691	$11,727	$12,047
10/31/20	$12,611	$19,272	$12,453	$12,827
10/31/21	$13,941	$25,825	$12,393	$14,875
10/31/22	$12,623	$20,192	$10,450	$12,411
10/31/23	$12,559	$20,206	$10,487	$13,004
10/31/24	$14,146	$24,476	$11,593	$15,393

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund
Without Load	12.64%	4.73%	4.15%
With Load	8.42%	3.49%	3.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	21.14%	10.75%	9.36%
ICE BofA All Yield Alternatives US Convertibles Index	18.37%	5.02%	4.41%

From October 31, 2020 to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The performance presented for the ICE BofA All Convertibles Exclude Mandatory All Qualities Index reflects the performance of that index, the ICE BofA All Yield Alternatives US Convertibles Index and other predecessor indexes for the applicable periods.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 669,852,539
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 5,085,796
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$669,852,539 Number of Portfolio Holdings78 Advisory Fee $5,085,796 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	1.1%
Money Market Funds	2.0%
Financials	2.7%
Energy	4.8%
Utilities	4.9%
Communications	5.4%
Consumer Discretionary	13.5%
Health Care	17.2%
Industrials	20.0%
Technology	28.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 4.980%, 09/24/25	3.6%
Alphabet, Inc. - UBS AG Synthetic, 5.840%, 09/25/26	2.8%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.8%
Everest Group Ltd. - Bank of Montreal Synthetic, 4.670%, 09/27/27	2.7%
LCI Industries, 1.125%, 05/15/26	2.7%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.6%
Jazz Investments I Ltd., 2.000%, 06/15/26	2.5%
Ford Motor Company, 2.040%, 03/15/26	2.5%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic, 1.470%, 02/03/28	2.5%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000081917
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Trading Symbol	MCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.02%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
10/31/14	$10,000	$10,000	$10,000	$10,000
10/31/15	$10,007	$9,963	$10,196	$9,493
10/31/16	$10,457	$10,409	$10,641	$9,784
10/31/17	$11,309	$12,563	$10,737	$10,669
10/31/18	$11,078	$13,072	$10,517	$11,105
10/31/19	$11,623	$14,691	$11,727	$12,047
10/31/20	$12,980	$19,272	$12,453	$12,827
10/31/21	$14,276	$25,825	$12,393	$14,875
10/31/22	$12,874	$20,192	$10,450	$12,411
10/31/23	$12,738	$20,206	$10,487	$13,004
10/31/24	$14,278	$24,476	$11,593	$15,393

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	12.09%	4.20%	3.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	21.14%	10.75%	9.36%
ICE BofA All Yield Alternatives US Convertibles Index	18.37%	5.02%	4.41%

From October 31, 2020 to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The performance presented for the ICE BofA All Convertibles Exclude Mandatory All Qualities Index reflects the performance of that index, the ICE BofA All Yield Alternatives US Convertibles Index and other predecessor indexes for the applicable periods.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 669,852,539
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 5,085,796
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$669,852,539 Number of Portfolio Holdings78 Advisory Fee $5,085,796 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	1.1%
Money Market Funds	2.0%
Financials	2.7%
Energy	4.8%
Utilities	4.9%
Communications	5.4%
Consumer Discretionary	13.5%
Health Care	17.2%
Industrials	20.0%
Technology	28.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 4.980%, 09/24/25	3.6%
Alphabet, Inc. - UBS AG Synthetic, 5.840%, 09/25/26	2.8%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.8%
Everest Group Ltd. - Bank of Montreal Synthetic, 4.670%, 09/27/27	2.7%
LCI Industries, 1.125%, 05/15/26	2.7%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.6%
Jazz Investments I Ltd., 2.000%, 06/15/26	2.5%
Ford Motor Company, 2.040%, 03/15/26	2.5%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic, 1.470%, 02/03/28	2.5%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000056396
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Trading Symbol	MCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA All Yield Alternatives US Convertibles Index
Oct-2014	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2015	$1,010,847	$996,346	$1,019,562	$949,256
Oct-2016	$1,067,000	$1,040,944	$1,064,119	$978,362
Oct-2017	$1,165,917	$1,256,297	$1,073,721	$1,066,909
Oct-2018	$1,153,287	$1,307,154	$1,051,674	$1,110,492
Oct-2019	$1,221,369	$1,469,078	$1,172,715	$1,204,716
Oct-2020	$1,379,274	$1,927,176	$1,245,273	$1,282,674
Oct-2021	$1,531,509	$2,582,541	$1,239,319	$1,487,493
Oct-2022	$1,394,471	$2,019,154	$1,044,962	$1,241,138
Oct-2023	$1,393,042	$2,020,588	$1,048,684	$1,300,373
Oct-2024	$1,577,374	$2,447,648	$1,159,281	$1,539,311

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	13.23%	5.25%	4.66%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	21.14%	10.75%	9.36%
ICE BofA All Yield Alternatives US Convertibles Index	18.37%	5.02%	4.41%

From October 31, 2020 to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The performance presented for the ICE BofA All Convertibles Exclude Mandatory All Qualities Index reflects the performance of that index, the ICE BofA All Yield Alternatives US Convertibles Index and other predecessor indexes for the applicable periods.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 669,852,539
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 5,085,796
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$669,852,539 Number of Portfolio Holdings78 Advisory Fee $5,085,796 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	1.1%
Money Market Funds	2.0%
Financials	2.7%
Energy	4.8%
Utilities	4.9%
Communications	5.4%
Consumer Discretionary	13.5%
Health Care	17.2%
Industrials	20.0%
Technology	28.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 4.980%, 09/24/25	3.6%
Alphabet, Inc. - UBS AG Synthetic, 5.840%, 09/25/26	2.8%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.8%
Everest Group Ltd. - Bank of Montreal Synthetic, 4.670%, 09/27/27	2.7%
LCI Industries, 1.125%, 05/15/26	2.7%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.6%
Jazz Investments I Ltd., 2.000%, 06/15/26	2.5%
Ford Motor Company, 2.040%, 03/15/26	2.5%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic, 1.470%, 02/03/28	2.5%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000146257
Shareholder Report [Line Items]
Fund Name	Miller Intermediate Bond Fund
Trading Symbol	MIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Intermediate Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$1,000,000	$1,000,000
Oct-2015	$1,039,242	$1,011,432
Oct-2016	$1,109,484	$1,055,633
Oct-2017	$1,157,685	$1,065,158
Oct-2018	$1,168,797	$1,043,288
Oct-2019	$1,228,179	$1,163,364
Oct-2020	$1,319,717	$1,235,342
Oct-2021	$1,462,635	$1,229,436
Oct-2022	$1,358,152	$1,036,629
Oct-2023	$1,379,178	$1,040,321
Oct-2024	$1,572,294	$1,150,036

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2014)
Miller Intermediate Bond Fund - Class I	14.00%	5.06%	4.71%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 31, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 206,221,625
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,272,219
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$206,221,625 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$1,272,219 Portfolio Turnover115%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	92.7%
Corporate Bonds	5.9%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Money Market Funds	1.4%
Financials	2.5%
Energy	3.7%
Consumer Staples	4.1%
Communications	6.6%
Utilities	9.0%
Consumer Discretionary	11.7%
Health Care	18.3%
Industrials	18.4%
Technology	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everest Group Ltd. - Bank of Montreal Synthetic, 4.670%, 09/27/27	2.5%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.5%
Air Transport Services Group, Inc., 3.875%, 08/15/29	2.5%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.4%
Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/25	2.4%
Walmart, Inc., 3.900%, 09/09/25	2.4%
Schlumberger Limited - Royal Bank of Canada Synthetic, 4.640%, 09/25/27	2.3%
John Bean Technologies Corporation, 0.250%, 05/15/26	2.2%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	2.2%
Advanced Energy Industries, Inc., 2.500%, 09/15/28	2.2%

C000230985
Shareholder Report [Line Items]
Fund Name	Miller Market Neutral Income Fund
Trading Symbol	MMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Market Neutral Income Fund for the period of December 29, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.68%Footnote Reference*

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 29, 2023)
Miller Market Neutral Income Fund	7.98%
Bloomberg 1-3 Year US Government/Credit Index	3.78%
Bloomberg U.S. Aggregate Bond Index	1.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,512,097
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 141,810
InvestmentCompanyPortfolioTurnover	406.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,512,097 Number of Portfolio Holdings72 Advisory Fee (net of waivers)$141,810 Portfolio Turnover406%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Money Market	0.7%
Energy	3.1%
Communications	3.2%
Financials	4.4%
Consumer Discretionary	5.8%
Industrials	10.6%
Utilities	10.7%
Technology	29.5%
Health Care	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microchip Technology, Inc., 0.125%, 11/15/24	4.7%
SoFi Technologies, Inc., 1.250%, 03/15/29	4.4%
Guidewire Software, Inc., 1.250%, 11/01/29	4.1%
Exact Sciences Corporation, 2.000%, 03/01/30	3.6%
Tyler Technologies, Inc., 0.250%, 03/15/26	3.4%
LivaNova USA, Inc., 2.500%, 03/15/29	3.4%
BlackLine, Inc., 1.000%, 06/01/29	3.3%
Winnebago Industries, Inc., 3.250%, 01/15/30	3.2%
Uber Technologies, Inc., 0.875%, 12/01/28	3.2%
Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	3.1%